Related Party Transactions	12 Months Ended
Oct. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions

a.	Compensation to key management personnel

(i)	The compensation to key management personnel for employment services they provide to the Company is as follows:

	Year ended	Year ended
	October 31,	October 31,
	2022	2021
Officers:
Payroll and other short-term benefits	$–	$405,632
Consulting fees	615,413	68,000
Share based compensation	1,047,017	245,677
	$1,662,430	$719,309
Directors:
Directors’ fees	$170,266	$52,000
Share based compensation	59,353	23,501
	$229,619	$75,501

(ii)	Balances with related parties

	October 31,	October 31,
	2022	2021
Amounts owed to officers	$185,830	$2,260
Amounts owed to directors	96,014	6,000
	$281,844	$8,260

b.	On March 7, 2022, the Company signed an agreement with SciSparc, pursuant to which the Company and SciSparc agreed to cooperate in conducting a feasibility study using certain molecules developed by each party (the “Cooperation Agreement”). Certain of the Company’s officers and directors currently operate, manage or are engaged as officers and/or directors of SciSparc, which may have similar or different objectives than the Company’s. Such activities could detract from the time these people have to allocate to the Company’s affairs. To date, no determination has been made to pursue the joint venture and the development of the research activities with SciSparc remains in a very early stage. For the year ended October 2022, the Company received $194,205 as a reimbursement for research and development expenses conducted within the framework of the Cooperation Agreement. As of October 31, 2022, $64,134 is owed to the Company (2021 – nil).

c.	The Company shares office space with SciSparc – see note 5.

d.	See Note 19b for details of bonuses paid to certain related parties subsequent to the balance sheet date.